Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal: Current
Federal: Deferred	(1,710,997)	(138,931)
State and local: Current
State and local: Deferred	(570,332)	(479,833)
Current and Deferred Federal, State and Local, Tax Expense (Benefit)	(2,281,329)	(618,764)
Change in valuation allowance	2,281,329	618,764
Income tax provision (benefit)